Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Net revenue	$ 5,211	$ 5,619	$ 8,797
Income before taxes	321	261	487
Net income	289	210	354
Total assets	7,127	6,177
Total liabilities	5,460	4,663
Total equity	$ 1,667	$ 1,514